Note 24 - Post-employment and other employee benefit commitments (Tables)	6 Months Ended
Jun. 30, 2018
Post-employment and other employee benefit commitments
Consolidated Income Statement Impact
Consolidated Income Statement Impact (Millions of Euros)
	Notes	June 2018	June 2017
Interest income and expenses		41	41
Personnel expenses		81	84
Defined contribution plan expense	39.1	51	52
Defined benefit plan expense	39.1	30	32
Provisions, net	41	57	212
Total impact on Income Statement: Expense (Income)		179	337